KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key Management Personnel Compensation
Salaries and short term benefits	$ 775,064	$ 204,506	$ 204,079
Share-based payments	621,339	596,232	181,990
Total	$ 1,396,403	$ 800,738	$ 386,069